SCHEDULE OF INVESTMENTS
Thornburg Developing World Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 92.2%
	Banks — 11.2%
	Banks — 11.2%
	Bank Central Asia Tbk PT	41,314,200	$12,824,038
	China Construction Bank Corp. Class H	9,764,500	10,047,306
	Credicorp Ltd.	33,803	13,168,973
	ICICI Bank Ltd.	1,434,447	20,910,834
	KB Financial Group, Inc.	94,755	9,724,421
[a]	Piraeus Bank SA	1,070,677	11,117,854
			77,793,426
	Capital Goods — 9.8%
	Aerospace & Defense — 1.8%
[a]	CSG NV	440,857	6,434,560
	LIG Defense & Aerospace Co. Ltd.	12,539	5,819,106
	Electrical Equipment — 1.6%
	Contemporary Amperex Technology Co. Ltd. Class A	185,159	10,724,399
	Industrial Conglomerates — 4.4%
	SK Square Co. Ltd.	28,120	30,800,775
	Machinery — 2.0%
	Techtronic Industries Co. Ltd.	843,916	13,934,618
			67,713,458
	Consumer Discretionary Distribution & Retail — 7.1%
	Broadline Retail — 7.1%
	Alibaba Group Holding Ltd.	1,010,600	11,964,300
[a]	MercadoLibre, Inc.	4,902	8,320,606
	Naspers Ltd. Class N	373,870	18,730,476
[a]	Sea Ltd. ADR	104,726	10,035,892
			49,051,274
	Consumer Services — 1.3%
	Hotels, Restaurants & Leisure — 1.3%
[a]	MakeMyTrip Ltd.	176,566	9,409,202
			9,409,202
	Consumer Staples Distribution & Retail — 5.2%
	Consumer Staples Distribution & Retail — 5.2%
[a]	BBB Foods, Inc. Class A	264,676	11,029,049
	Bid Corp. Ltd.	921,939	25,136,627
			36,165,676
	Energy — 3.8%
	Energy Equipment & Services — 2.1%
	ADNOC Drilling Co. PJSC	9,162,545	14,294,648
	Oil, Gas & Consumable Fuels — 1.7%
	Reliance Industries Ltd.	873,124	11,940,354
			26,235,002
	Financial Services — 1.5%
	Capital Markets — 1.5%
	XP, Inc. Class A	651,193	10,588,398
			10,588,398
	Food, Beverage & Tobacco — 4.1%
	Beverages — 2.5%
	Arca Continental SAB de CV	803,155	9,604,333
	Kweichow Moutai Co. Ltd. Class A	43,034	7,518,551
	Food Products — 1.6%
	China Mengniu Dairy Co. Ltd.	5,386,200	11,050,059
			28,172,943

SCHEDULE OF INVESTMENTS, Continued
Thornburg Developing World Fund
June 30, 2026 (Unaudited)

Issuer-Description	SHARES	VALUE
Health Care Equipment & Services — 1.1%
Health Care Providers & Services — 1.1%
Bangkok Dusit Medical Services PCL Class F	13,706,100	$7,962,786
		7,962,786
Insurance — 2.6%
Insurance — 2.6%
AIA Group Ltd.	1,988,000	18,111,095
		18,111,095
Media & Entertainment — 2.4%
Interactive Media & Services — 2.4%
Tencent Holdings Ltd.	300,400	16,462,373
		16,462,373
Semiconductors & Semiconductor Equipment — 24.0%
Semiconductors & Semiconductor Equipment — 24.0%
MediaTek, Inc.	218,427	29,106,230
SK Hynix, Inc.	17,946	30,695,734
Taiwan Semiconductor Manufacturing Co. Ltd.	1,407,050	106,445,796
		166,247,760
Software & Services — 2.1%
Information Technology Services — 0.8%
Tata Consultancy Services Ltd.	260,535	5,595,549
Software — 1.3%
TOTVS SA	1,651,260	9,180,242
		14,775,791
Technology Hardware & Equipment — 11.1%
Technology Hardware, Storage & Peripherals — 11.1%
Asia Vital Components Co. Ltd.	128,854	10,213,185
King Slide Works Co. Ltd.	32,176	7,433,816
Samsung Electronics Co. Ltd.	274,593	59,197,097
		76,844,098
Telecommunication Services — 1.4%
Wireless Telecommunication Services — 1.4%
Bharti Airtel Ltd.	504,897	9,894,320
		9,894,320
Transportation — 1.5%
Transportation Infrastructure — 1.5%
Salik Co. PJSC	6,629,142	10,612,981
		10,612,981
Utilities — 2.0%
Electric Utilities — 2.0%
Tenaga Nasional Bhd.	3,884,299	13,603,382
		13,603,382
Total Common Stock (Cost $397,454,045)		639,643,965
Preferred Stock — 3.8%
Banks — 1.5%
Banks — 1.5%
Itau Unibanco Holding SA 8.175%	1,305,727	10,668,804
		10,668,804
Energy — 2.3%
Oil, Gas & Consumable Fuels — 2.3%
Petroleo Brasileiro SA 8.759%	2,137,972	15,654,910
		15,654,910
Total Preferred Stock (Cost $18,937,547)		26,323,714

SCHEDULE OF INVESTMENTS, Continued
Thornburg Developing World Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Short-Term Investments — 3.9%
[b]	Thornburg Capital Management Fund	2,670,414	$26,704,139
	Total Short-Term Investments (Cost $26,704,139)		26,704,139
	Total Investments — 99.9% (Cost $443,095,731)		$692,671,818
	Other Assets Less Liabilities — 0.1%		1,027,676
	Net Assets — 100.0%		$693,699,494

Footnote Legend
a	Non-income producing.
b	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Developing World Fund
June 30, 2026 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Developing World Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers five classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”) and Retirement Classes (“Class R5” and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee" as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and ask prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Developing World Fund
June 30, 2026 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of the Fund’s investments may be significantly affected on days when shareholders are unable to buy or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/25	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/26	Dividend Income
Thornburg Capital Mgmt. Fund	$21,768,635	$177,966,868	$(173,031,364)	$-	$-	$26,704,139	$583,742